Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Summary of income taxes are recognized in profit from continuing operations

Income taxes	Years Ended December 31,
in €‘000	2023	2022	2021
Current tax expense:
Current year	9,251	11,540	12,564
Changes in estimates related to prior years	(1,245)	(187)	2,051
Deferred tax expense:
Origination and reversal of temporary differences	1,545	(9,354)	1,567
Tax write-down	3,000	5,300	—
Recognition of previously unrecognized deferred tax assets	—	—	(5,145)
Income tax expense reported in profit from continuing operations	12,551	7,299	11,037

Summary of reconciliation of the changes in the net deferred tax asset (liability) recognized in the consolidated statement of financial position, net

in €‘000	2023	2022
Net deferred tax asset as of January 1,	966	1,430
Additions from business combinations	(340)	(3,140)
Recognized in other comprehensive income	130	(326)
Recognized in profit from continuing operations	(4,545)	4,054
Foreign currency translation adjustment	(1,143)	(1,052)
Net deferred tax asset (liability) as of December 31,	(4,932)	966

Summary of deferred tax assets and (liabilities)

	December 31,
	2023		2022
	Consolidated		Consolidated
	statement of	Consolidated	statement of	Consolidated
	financial	statement of	financial	statement of
in €‘000	position	profit or loss	position	profit or loss
Other assets and prepayments	11,001	1,015	9,986	5,343
Intangible assets	(31,261)	(5,057)	(24,720)	(2,755)
Trade and other payables	9,036	848	8,643	4,331
Tax loss carry-forward	4,843	230	4,612	3,068
Tax step-up (write-down)	7,300	(3,000)	10,300	(5,300)
Other assets non-current	(541)	5,401	(5,941)	(822)
Other	(5,310)	(3,982)	(1,914)	189
Deferred tax income (expense)		(4,545)		4,054
Net deferred tax asset (liability)	(4,932)		966
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets	16,383		27,014
Deferred tax liabilities	(21,315)		(26,048)
Deferred tax asset (liability), net	(4,932)		966

Summary of income tax expense calculated by the applicable tax rate and the effective income tax

	Years Ended December 31,
in €‘000	2023	2022	2021
Net income before tax	47,196	17,790	23,824
Applicable tax rate	14.3%	14.4%	14.5%
Tax expense applying the Company tax rate	(6,744)	(2,562)	(3,454)
Effect of tax losses and tax offsets not recognized as deferred tax assets	(2,276)	1,134	(6,327)
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets	—	—	5,145
Changes in estimates related to prior years	1,245	187	(2,051)
Effect of non-deductible expenses	(1,337)	(3,020)	(4,132)
Effect of non-taxable remeasurement of previously held equity-accounted investee	—	1,116	—
Effect of difference to the Company tax rate	517	854	555
Other effects	(956)	292	(773)
Tax write-down	(3,000)	(5,300)	—
Income tax expense	(12,551)	(7,299)	(11,037)
Effective tax rate	26.6%	41.0%	46.3%

Summary of tax loss carryforwards that are not recognized as deferred tax assets

Periods in which tax loss carry-forwards not recognized as deferred tax assets may be used	As of December 31,
in €‘000	2023	2022
Unlimited	105,143	102,450
will expire within 5 years	2,470,875	18,508
will expire thereafter	25,295	2,575,052
Tax loss carry-forward	2,601,313	2,696,010